                                                               UNITED STATES
                                                    SECURITIES AND EXCHANGE COMMISSION
                                                          WASHINGTON, D.C. 20549

                                                                 FORM N-PX

                                                   ANNUAL REPORT OF PROXY VOTING RECORD
                                                                    OF
                                                 REGISTERED MANAGEMENT INVESTMENT COMPANIES

         INVESTMENT COMPANY ACT FILE NUMBER:                              811-4098

         NAME OF REGISTRANT:                                              VANGUARD CHESTER FUNDS

         ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482

         NAME AND ADDRESS OF AGENT FOR SERVICE:                           R. GREGORY BARTON
                                                                          PO BOX 876
                                                                          VALLEY FORGE, PA 19482

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
         DATE OF FISCAL YEAR END:                                         August 31

         DATE OF REPORTING PERIOD:  JULY 1, 2003 - JUNE 30, 2004

Fund Name:       VANGUARD TARGET RETIREMENT 2025 FUND
                 The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

                                                             SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

By:     /s/John J. Brennan
           (Heidi Stam)
           John J. Brennan*
           Chairman and Chief Executive Officer
Date:      August 27, 2004

      *  By Power of Attorney.  See File Number 2-57689, filed on December 26, 2002.
         Incorporated by reference.